UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8194

FINANCIAL INVESTORS TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

JoEllen L. Legg Financial Investors Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS (UNAUDITED)
AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND
January 31, 2009

Face Value		Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS 69.98%
	Federal Home Loan Bank
$20,000,000	0.56%*, 2/2/09	$20,000,000
25,000,000	0.70%, 2/27/09 DN	24,987,847
18,000,000	2.71%, 4/3/09	18,000,000
20,000,000	0.38%, 4/28/09 DN	19,982,056
15,000,000	0.30%, 6/2/09 DN	14,985,000

	Federal Home Loan Mortgage Corporation
15,000,000	0.68%*, 2/2/09	15,000,000
30,000,000	1.05%, 2/6/09 DN	29,996,500
5,000,000	0.33%*, 2/18/09	5,002,171
15,000,000	2.64%, 2/19/09 DN	14,981,442
20,000,000	2.32%, 2/24/09 DN	19,971,889
15,000,000	1.10%, 4/8/09 DN	14,970,208
10,000,000	0.40%, 5/11/09 DN	9,989,111

	Federal National Mortgage Association
25,000,000	1.05%, 2/2/09 DN	25,000,000
5,000,000	1.10%, 2/3/09 DN	4,999,847
5,000,000	1.10%, 2/4/09 DN	4,999,695
20,000,000	0.75%, 3/12/09 DN	19,984,167
20,000,000	0.30%, 6/22/09 DN	19,976,667
20,000,000	0.48%, 6/23/09 DN	19,962,400

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Amortized Cost $302,789,000)		302,789,000

			Collateral Value
	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 30.03%
	Agreement with Bank of America and Bank of New York (Tri-party), 0.27%, dated 1/30/09 and maturing 2/2/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $17,936,404	17,936,000	$18,295,170

	Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 0.28%, dated 1/30/09 and maturing 2/2/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $16,000,373	16,000,000	16,320,957

	Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party) 0.28%, dated 1/30/09 and maturing 2/2/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $16,000,373	16,000,000	16,323,938

	Agreement with Deutsche Bank and Bank of New York (Tri-party), 0.28%, dated 1/30/09 and maturing 2/2/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $16,000,373	16,000,000	16,320,004

	Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 0.26%, dated 1/30/09 and maturing 2/2/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $16,000,347	16,000,000	16,323,340

	Agreement with ING Financial Markets and J.P. Morgan Chase & Co. (Tri-party), 0.27%, dated 1/30/09 and maturing 2/2/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $16,000,360	16,000,000	16,320,767

	Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 0.28%, dated 1/30/09 and maturing 2/2/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $16,000,373	16,000,000	16,320,368

	Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 0.26%, dated 1/30/09 and maturing 2/2/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $16,000,347	16,000,000	16,322,323

TOTAL REPURCHASE AGREEMENTS (Cost $129,936,000)		129,936,000	132,546,867

TOTAL INVESTMENTS (Cost $432,725,000)	100.01%	$432,725,000
Liabilities in Excess of Other Assets	-0.01%	(25,788)
NET ASSETS	100.00%	$432,699,212

*Floating rate security - rate disclosed as of January 31, 2009. Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes - $432,725,000

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Quarterly Statement of Investments.

STATEMENT OF INVESTMENTS (UNAUDITED)

U.S. TREASURY MONEY MARKET FUND

January 31, 2009

Face Value		Value
	U.S. TREASURY OBLIGATIONS 69.07%
	U.S. Treasury Bill
$8,000,000	0.01%, 2/5/09 DN	$7,999,997

TOTAL U.S. TREASURY OBLIGATIONS (Amortized Cost $7,999,997)		7,999,997

			Collateral Value
	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 30.53%
	Agreement with Barclays and Bank of New York (Tri-party), 0.26%, dated 1/30/09 and maturing 2/2/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $400,009	400,000	$408,001

	Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 0.26%, dated 1/30/09 and maturing 2/2/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,500,033	1,500,000	1,530,001

	Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 0.25%, dated 1/30/09 and maturing 2/2/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $400,008	400,000	409,393

	Agreement with Deutsche Bank and Bank of New York (Tri-party), 0.26%, dated 1/30/09 and maturing 2/2/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $437,009	437,000	445,743

	Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 0.25%, dated 1/30/09 and maturing 2/2/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $400,008	400,000	408,099

	Agreement with ING Financial Markets and J.P. Morgan Chase & Co. (Tri-party), 0.26%, dated 1/30/09 and maturing 2/2/09, collateralized by United States Government and Agency Obligations with a repurchase amount of $400,009	400,000	414,247

TOTAL REPURCHASE AGREEMENTS (Cost $3,537,000)		3,537,000	3,615,484

TOTAL INVESTMENTS (Cost $11,536,997)	99.60%	$11,536,997
Assets in Excess of Other Liabilities	0.40%	46,098
NET ASSETS	100.00%	$11,583,095

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes - $11,536,997

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Quarterly Statement of Investments.

Listed Private Equity Fund

STATEMENT OF INVESTMENTS

January 31, 2009 (Unaudited)

		MARKET VALUE
	SHARES	(NOTE 1)
COMMON STOCKS (97.74%)

DIVERSIFIED (9.21%)

Diversified Operations (2.07%)
Wendel Investissement	19,785	$772,644

Holding Companies-Diversified (7.14%)
HAL Trust	21,500	1,303,472
Leucadia National Corp. (a)	85,000	1,353,200
		2,656,672

TOTAL DIVERSIFIED		3,429,316

FINANCIAL (87.26%)

Closed-End Funds (16.77%)
AP Alternative Assets LP	281,717	464,833
Candover Investments PLC	114,670	887,395
Continental Venture Capital, Ltd.	1,211,495	311,763
Electra Private Equity PLC (a)	94,375	949,850
Graphite Enterprise Trust PLC	432,823	1,191,762
HgCapital Trust PLC	129,930	1,365,127
Partners Group Global Opportunities, Ltd.	219,821	619,206
SVG Capital PLC	321,750	456,952
		6,246,888
Diversified Financial Services (15.93%)
Brait SA	537,300	650,076
Conversus Capital LP	204,300	2,083,861
GP Investments, Ltd. (a)	383,500	1,057,931
KTB Securities Co., Ltd. (a)	276,300	626,862
Onex Corp.	109,250	1,513,686
		5,932,416
Investment Companies (31.77%)
BlackRock Kelso Capital Corp.	55,405	469,834
Capital Southwest Corp.	11,086	1,016,143
CapMan OYJ, B Shares	412,751	533,768
China Merchants China Direct Investments, Ltd. (a)	854,000	898,687
DeA Capital SpA (a)	473,173	787,602
Eurazeo	27,212	924,012
European Capital, Ltd.	573,082	587,016
KKR Private Equity Investors LP (a)	597,035	1,397,062
Macquarie International Infrastructure Fund, Ltd.	5,886,100	1,052,760
MVC Capital, Inc.	86,050	877,710
NGP Capital Resources Co.	78,925	666,127
Prospect Capital Corp.	75,825	821,185
Ratos AB, B Shares	139,350	1,803,142
		11,835,048
REITS (1.40%)
CapitalSource, Inc.	143,225	521,339

Venture Capital (21.39%)
3i Group PLC	631,400	2,072,518
3i Infrastructure PLC	1,040,785	1,331,072

Altamir Amboise	253,217	739,216
Deutsche Beteiligungs AG	63,575	1,010,186
Dinamia Capital Privado S.C.R., SA	66,500	705,862
GIMV N.V.	44,380	1,740,515
IP Group PLC (a)	471,200	368,744
		7,968,113

TOTAL FINANCIAL		32,503,804

UTILITIES (1.27%)

Electric (1.27%)
Babcock & Brown Infrastructure Group	8,870,000	473,424

TOTAL UTILITIES		473,424

TOTAL COMMON STOCKS (Cost $66,002,806)		36,406,544

			MARKET VALUE
	7-DAY YIELD	SHARES	(NOTE 1)
SHORT TERM INVESTMENTS (3.90%)

MONEY MARKET FUND (3.90%)
Dreyfus Treasury Prime Cash Management(b)	0.01%	1,450,834	1,450,834

TOTAL MONEY MARKET FUND			1,450,834

TOTAL SHORT TERM INVESTMENTS (Cost $1,450,834)			1,450,834

TOTAL INVESTMENTS (101.64%) (Cost $67,453,640)			$37,857,378

Liabilities In Excess Of Other Assets (-1.64%)			(609,198)

NET ASSETS (100.00%)			$37,248,180

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Corp. - Corporation

Inc. - Incorporated

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ - Julkinen Osakeyntio is a Finnish equivalent of the term public limited company.

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

SA - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

S.C.R. - Sociedad de Capital Riesgo is a registered Venture Capital Management Company.

SpA - Societea Per Azioni is an Italian shared company.

(a) Non-Income Producing Security.

(b) Investments in other mutual funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO QUARTERLY STATEMENT OF INVESTMENTS
January 31, 2009 (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The American Freedom U.S. Government Money Market Fund (the “Fund”) is one of three separate series offered to the public under the Trust. The Fund has one share class, Class I, which incurs ongoing fees, but is not subject to sales and redemption charges. The Fund’s principal investment objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation:  The Fund values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which the Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Fair Value Measurements: The Fund follows the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” as well as FASB Standard 159 (“FAS 159”), “Fair Value Options for Financial Assets and Financial Liabilities — including an amendment of FASB Statement No. 115”. FAS 157 uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•                  Level 1 – Quoted prices in active markets for identical investments

•                  Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spreads, credit risk, etc.)

•                  Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2009.

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(a)
Level 1-Quoted Prices	$432,725,000	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$432,725,000	—

(a) Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the period ended January 31, 2009, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

Repurchase Agreements: In some cases, the Fund’s custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

In accordance with FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. As of January 31, 2009, the Fund reviewed the tax positions and determined the implementation of FIN 48 resulted in no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. The Fund files income tax returns in the U.S. federal jurisdiction and State of Colorado. For the years ended April 30, 2004 through April 30, 2008, the Fund’s returns are open to examination by the appropriate taxing authority.

Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. The components of distributable earnings on a tax basis will not be known until year end when classifications of distributions are known.

2.  UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

At January 31, 2009, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

American Freedom U.S. Government
Money Market Fund
Gross appreciation (excess of value over tax cost)	$—
Gross depreciation (excess of tax cost over value)	$—
Net unrealized appreciation/(depreciation)	$—
Cost of investments for income tax purposes	$432,725,000

U.S. TREASURY MONEY MARKET FUND
NOTES TO QUARTERLY STATEMENT OF INVESTMENTS
January 31, 2009 (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The U.S. Treasury Money Market Fund (the “Fund”) is one of three separate series offered to the public under the Trust. The Fund has one share class, Class I, which incurs ongoing fees, but is not subject to sales and redemption charges.  The Fund’s principal investment objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation:  The Fund values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which the Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Fair Value Measurements: The Fund follows the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” as well as FASB Standard 159 (“FAS 159”), “Fair Value Options for Financial Assets and Financial Liabilities — including an amendment of FASB Statement No. 115”. FAS 157 uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end.  The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•                  Level 1 – Quoted prices in active markets for identical investments

•                  Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spreads, credit risk, etc.)

•                  Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2009.

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(a)
Level 1-Quoted Prices	$11,536,997	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$11,536,997	—

(a) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the period ended January 31, 2009, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

Repurchase Agreements: In some cases, the Fund’s custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

In accordance with FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. As of January 31, 2009, the Fund reviewed the tax positions and determined the implementation of FIN 48 resulted in no liability for unrecognized tax benefits and no change to the beginning net asset value of the Funds. The Fund files income tax returns in the U.S. federal jurisdiction and State of Colorado. For the years ended April 30, 2004 through April 30, 2008, the Fund’s returns are open to examination by the appropriate taxing authority.

Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. The components of distributable earnings on a tax basis will not be known until year end when classifications of distributions are known.

2.  UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

At January 31, 2009, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

U.S. Treasury
Money Market Fund
Gross appreciation (excess of value over tax cost)	$—
Gross depreciation (excess of tax cost over value)	$—
Net unrealized appreciation/(depreciation)	$—
Cost of investments for income tax purposes	$11,536,997

LISTED PRIVATE EQUITY FUND
NOTES TO QUARTERLY STATEMENT OF INVESTMENTS
January 31, 2009 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Listed Private Equity Fund (the “Fund”) is one of three separate series offered to the public under the Trust. This Fund commenced operations on December 31, 2007. The Fund has three classes of shares authorized: Class A, Class I and Class R. Each class differs as to sales and redemption charges and ongoing fees. All classes of shares have identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares of the Fund are subject to an initial sales charge of up to 5.50%. Class A shares of the Fund for which no initial sales charge was paid were subject to a contingent deferred sales charge of 1% if the shares were sold within twelve months. The Fund’s investment objective is to achieve maximum total return consisting of appreciation on its investment and a variable income stream.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation: The Board of Trustees (“Board” or “Trustees”) has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s net asset value (“NAV”). The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to ALPS Fund Services, Inc. (“ALPS” or the “Administrator”).

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

The Fund’s currency valuations, if any, are done as of the close of regularly scheduled trading on the London stock exchange, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when Red Rocks Capital LLC (“RRC” or “Sub-Advisor”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Fund invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers).  The Fund may also use fair value procedures if the Sub-Advisor determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Forward Foreign Currency Transactions: The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. The Fund did not have forward foreign currency contracts at January 31, 2009.

Fair Value Measurements: The Fund follows the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” as well as FASB Standard 159 (“FAS 159”), “Fair Value Options for Financial Assets and Financial Liabilities — including an amendment of FASB Statement No. 115”. FAS 157 uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•                  Level 1 – Quoted prices in active markets for identical investments

•                  Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spreads, credit risk, etc.)

•                  Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2009.

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(a)
Level 1-Quoted Prices	$37,857,378	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$37,857,378	—

(a) Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the period ended January 31, 2009, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate capital of the Fund, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Use of Estimates:  The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.  This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:  The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year.  The Fund is not subject to income taxes to the extent such distributions are made.

In accordance with FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. As of January 31, 2009, the Fund reviewed the tax positions and determined the implementation of FIN 48 resulted in no liability for unrecognized tax benefits and no change to the beginning net asset value of the Funds.  The Fund files income tax returns in the U.S. federal jurisdiction and State of Colorado. For the year ended April 30, 2008, the Fund’s returns are open to examination by the appropriate taxing authority.

Distributions to Shareholders:  The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments and include distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the manager believes doing so may be necessary for a Fund to avoid or reduce taxes. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by a Fund.

The components of distributable earnings on a tax basis will not be known until year end when classifications of distributions are known.

Recent Accounting Pronouncements: In March 2008, FASB issued FASB Statement No. 161, (“SFAS No. 161”) “Disclosures about Derivative Instruments and Hedging Activities”, which is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the potential impact, if any, the adoption of SFAS No. 161 will have on the Fund’s financial statements.

2.  UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

At January 31, 2009, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Listed
Private Equity Fund
Gross appreciation (excess of value over tax cost)	$—
Gross depreciation (excess of tax cost over value)	$(32,637,204)
Net unrealized appreciation/(depreciation)	$(32,637,204)
Cost of investments for income tax purposes	$70,494,582

Item 2. Controls and Procedures.

(a)          The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 31, 2009

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (Principal Financial Officer)

Date:	March 31, 2009

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